Pixelpin Acquisition and Patent Approvals - Net assets acquired at the date of acquisition (Details) - PixelPin	Feb. 23, 2021 USD ($)
Pixelpin Acquisition and Patent Approvals
Trade name and trademarks	$ 90,621
Foreign currency translation	1,133
Total	$ 91,754